Intangible assets, net - Summary of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Indefinite and Definite Lived Intangible Assets [Roll Forward]
Balance, beginning of year	$ 90,421	$ 91,500
Additions	30,330	31,146
Disposals related to assets held for sale	(1,404)	0
Amortization	(31,585)	(27,975)	$ (28,985)
Foreign currency translation adjustment	(4,712)	3,988
Assets held for sale	0	(8,238)
Balance, end of year	$ 83,050	$ 90,421	$ 91,500